CREDIT ARRANGEMENTS	12 Months Ended
Jun. 29, 2018
Line of Credit Facility [Abstract]
CREDIT ARRANGEMENTS
NOTE 12: CREDIT ARRANGEMENTS
On June 26, 2018, we established a new $1 billion, 5-year senior unsecured revolving credit facility (the “2018 Credit Facility”) by entering into a Revolving Credit Agreement (the “2018 Credit Agreement”) with a syndicate of lenders. The 2018 Credit Facility replaced our prior $1 billion, 5-year senior unsecured revolving credit facility established under the Revolving Credit Agreement, dated as of July 1, 2015 (the “2015 Credit Agreement”). No loans or letters of credit under the 2015 Credit Agreement were outstanding at the time of, or were repaid in connection with, such termination, and we incurred no early termination penalties as a result of such termination. We recognized a $1 million extinguishment loss, which is included as a component of the “Non-operating income (loss)” line item in our Consolidated Statement of Income, as a result of associated unamortized debt issuance costs.
The 2018 Credit Agreement provides for the extension of credit to us in the form of revolving loans, including swingline loans and letters of credit, at any time and from time to time during the term of the 2018 Credit Agreement, in an aggregate principal amount at any time outstanding not to exceed $1 billion for both revolving loans and letters of credit, with a sub-limit of $70 million for swingline loans and a sub-limit of $175 million for letters of credit. Borrowings under the 2018 Credit Agreement may be denominated in U.S. Dollars, Euros, Sterling and any other currency acceptable to the administrative agent and the lenders, with a foreign currency sub-limit of $200 million. The 2018 Credit Agreement includes a provision pursuant to which, from time to time, we may request that the lenders in their discretion increase the maximum amount of commitments under the 2018 Credit Agreement by an amount not to exceed $500 million. Only consenting lenders (including new lenders reasonably acceptable to the administrative agent) will participate in any increase. In no event will the maximum amount of credit extensions available under the 2018 Credit Agreement exceed $1.5 billion. The proceeds of loans or letters of credit borrowings under the 2018 Credit Agreement are restricted from being used for hostile acquisitions (as defined in the 2018 Credit Agreement) or for any purpose in contravention of applicable laws. We are not otherwise restricted under the 2018 Credit Agreement from using the proceeds of loans or letters of credit borrowings under the 2018 Credit Agreement for working capital and other general corporate purposes or from using the 2018 Credit Facility to refinance existing debt and to repay maturing commercial paper issued by us from time to time. Subject to certain conditions stated in the 2018 Credit Agreement (including the absence of any default and the accuracy of certain representations and warranties), we may borrow, prepay and re-borrow amounts under the 2018 Credit Agreement at any time during the term of the 2018 Credit Agreement.
The 2018 Credit Agreement provides that we may designate wholly-owned subsidiaries organized in the United States, Canada or the United Kingdom (or such other jurisdictions as all lenders shall approve) as borrowers under the 2018 Credit Agreement. The obligations of any such subsidiary borrower shall be guaranteed by us.
The 2018 Credit Agreement provides that we may from time to time designate certain of our subsidiaries as unrestricted subsidiaries, which means certain of the representations and covenants in the 2018 Credit Agreement do not apply in respect of such subsidiaries.
At our election, borrowings under the 2018 Credit Agreement denominated in U.S. Dollars will bear interest either at (i) the eurocurrency rate for the applicable interest period plus an applicable margin, or (ii) the base rate plus an applicable margin. The eurocurrency rate for an interest period is the rate per annum equal to (a) the London interbank offered rate (“LIBOR”) for such interest period, divided by (b) a percentage equal to 1.00 minus the daily average eurocurrency reserve rate for such interest period. The applicable interest rate margin over the eurocurrency rate is initially equal to 1.500%, but may increase (to a maximum amount of 2.000%) or decrease (to a minimum amount of 1.125%) based on changes in the ratings of our senior unsecured long-term debt securities (“Senior Debt Ratings”). The base rate for any day is a rate per annum equal to the greatest of (i) the prime lending rate published in the Wall Street Journal, (ii) the Federal Reserve Bank of New York (“NYFRB”) Rate (“NYFRB Rate”) plus 0.500% (the NYFRB Rate is the greater of (a) the federal funds rate and (b) the overnight bank funding rate published by the NYFRB, and (iii) the eurocurrency rate for a one month interest period (as defined in the 2018 Credit Agreement) plus 1.000%. The applicable interest rate margin over the base rate is initially equal to 0.500%, but may increase (to a maximum amount of 1.000%) or decrease (to a minimum amount of 0.125%) based on changes in our Senior Debt Ratings.
Borrowings under the 2018 Credit Agreement denominated in a currency other than U.S. Dollars will bear interest at the eurocurrency rate for the applicable interest period plus an applicable margin, as described above, plus, in some cases, additional costs. Letter of credit fees are also determined based on our Senior Debt Ratings.
In addition to interest payable on the principal amount of indebtedness outstanding from time to time under the 2018 Credit Agreement and letter of credit fees, we are required to pay a quarterly unused commitment fee, which shall accrue at an applicable rate per annum multiplied by the actual daily amount of the lenders’ aggregate unused commitments under the 2018 Credit Agreement. The applicable rate per annum for the unused commitment fee is initially equal to 0.200%, but may increase (to a maximum amount of 0.300%) or decrease (to a minimum amount of 0.125%) based on changes in our Senior Debt Ratings.
The 2018 Credit Agreement contains certain representations and warranties for the benefit of the administrative agent and the lenders, including but not limited to representations relating to: due incorporation and good standing; due authorization of the 2018 Credit Agreement documentation; absence of any requirement for governmental or third party authorization for the due execution, delivery and performance of the 2018 Credit Agreement documentation; enforceability of the 2018 Credit Agreement documentation; accuracy of financial statements; no material adverse effect since June 30, 2017; absence of material undisclosed litigation on June 26, 2018; compliance with the Employee Retirement Income Security Act of 1974 (“ERISA”) and environmental, anti-money laundering, sanctions, anti-corruption and certain other laws; payment of taxes; and solvency.
The 2018 Credit Agreement contains certain affirmative covenants, including but not limited to covenants relating to: reporting obligations; maintenance of corporate existence and good standing; compliance with laws; maintenance of properties and insurance; payment of taxes; compliance with ERISA and environmental, anti-money laundering, sanctions, export controls, anti-corruption and certain other laws; maintenance of accurate books and records; and visitation and inspection by the administrative agent and the lenders. The 2018 Credit Agreement also contains certain negative covenants, including covenants: limiting certain liens on assets; limiting certain mergers, consolidations or sales of assets; limiting certain sale and leaseback transactions; limiting certain vendor financing investments; limiting certain investments in unrestricted subsidiaries; and limiting certain hedging arrangements. The 2018 Credit Agreement also requires that we not permit our ratio of consolidated total indebtedness (excluding defined benefit plan liabilities) to total capital, each as defined in the 2018 Credit Agreement, to be greater than 0.65:1.00. We were in compliance with the covenants in the 2018 Credit Agreement at June 29, 2018.
The 2018 Credit Agreement contains certain events of default, including: failure to make payments under the 2018 Credit Agreement; failure to perform or observe terms, covenants or agreements contained in the 2018 Credit Agreement; material inaccuracy of any representation or warranty under the 2018 Credit Agreement; payment default by us or certain of our subsidiaries under other indebtedness with a principal amount in excess of $100 million or acceleration of or ability to accelerate such other indebtedness; occurrence of one or more final judgments or orders for the payment by us or certain of our subsidiaries of money in excess of $100 million that remain unsatisfied; incurrence by us or certain of our subsidiaries of certain ERISA liability in excess of $100 million; any bankruptcy or insolvency of Harris or any material subsidiary; invalidity of 2018 Credit Agreement documentation; or a change of control (as defined in the 2018 Credit Agreement) of Harris. If an event of default occurs, then the lenders may, among other things, terminate their commitments and declare all outstanding borrowings to be immediately due and payable together with accrued interest and fees.
All principal amounts borrowed or outstanding under the 2018 Credit Agreement are due on June 26, 2023, unless (i) the commitments are terminated earlier either at our request or if certain events of default described in the 2018 Credit Agreement occur or (ii) the maturity date is extended pursuant to provisions allowing us, from time to time after June 26, 2019, but at least 45 days prior to the scheduled maturity date then in effect, to request that the scheduled maturity date then in effect be extended by one calendar year (with no more than one such extension permitted in any calendar year and no more than two such extensions during the term of the 2018 Credit Agreement), subject to approval by lenders holding a majority of the commitments under the 2018 Credit Agreement and satisfaction of certain conditions stated in the 2018 Credit Agreement (including the absence of any default and the accuracy of certain representations and warranties); provided, however, that all revolving loans of those lenders declining to participate in the requested extension and whose commitments under the 2018 Credit Agreement have not been replaced pursuant to customary replacement rights in our favor shall remain due and payable in full, and all commitments under the 2018 Credit Agreement of such declining lenders shall terminate, on the maturity date in effect prior to the requested extension. At June 29, 2018, we had no borrowings outstanding under the 2018 Credit Facility, but we had $75 million of short-term debt outstanding under our commercial paper program that was supported by the 2018 Credit Facility.